Stockholders' Equity (Details Narrative) (10-K) - USD ($)			2 Months Ended	12 Months Ended
	Sep. 30, 2019	May 25, 2018	Jun. 29, 2018	Dec. 31, 2019	Mar. 31, 2020	Aug. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized				1,000,000		10,000,000
Common stock, shares authorized				100,000,000	100,000,000	350,000,000	350,000,000
Debt conversion price per share				$ 14.28	$ 14.28
PoC Capital, LLC [Member]
Number of common stock issued		113,280
Warrants to purchase common stock		113,280
Number of common stock, forfeited	56,640
Warrants to purchase common stock, forfeited	56,640
Purchase price per unit		$ 15.89
Warrant exercise price per share		$ 19.07
Amount paid to placement agent		$ 108,000
Issued placement agent warrants to purchase shares		6,797
Warrant term		3 years
Transaction costs incurred		$ 60,457
Clinical trial funding commitment	$ 900,000	$ 1,800,000
2018 Private Placement Transactions [Member]
Number of units sold			200,369
Purchase price per unit			$ 15.89
Gross proceeds from unit sold			$ 3,200,000
Warrant exercise price per share			$ 19.07
Amount paid to placement agent			$ 167,526
Issued placement agent warrants to purchase shares			12,021
Warrant term			3 years
Transaction costs incurred			$ 141,304
Sale of stock price per share				$ 17.50
Number of common stock to be issued				28,971
Number of common stock to be issued, value				$ 506,993
Pledge Agreement with PoC [Member]
Number of common stock, pledged		56,640
Warrants to purchase common stock, pledged		56,640
Clinical trial funding commitment	$ 1,800,000